Accrued Expenses and Other Liabilities - Components of Accrued Expenses and Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Payables And Accruals [Abstract]
Pension and postretirement benefits (see Note 18), Current	$ 187	$ 188
Product warranty costs, Current	1,346	1,142
Sales incentives, Current	3,636	3,031
Personnel costs, Current	792	711
Amounts due to related parties (see Note 19), Current	718	562
Income and other taxes, Current	441	256
Vehicle residual value guarantees, Current	343	238
Accrued interest, Current	301	342
Workers' compensation, Current	43	46
Restructuring actions (see Note 21), Current	22	69
Other, Current	2,001	1,933
Accrued Liabilities Current, Total	9,830	8,518
Pension and postretirement benefits (see Note 18), Non-Current	8,126	11,864
Product warranty costs, Non-Current	2,454	2,372
Sales incentives, Non-Current
Personnel costs, Non-Current	443	413
Amounts due to related parties (see Note 19), Non-Current
Income and other taxes, Non-Current	98	106
Vehicle residual value guarantees, Non-Current
Accrued interest, Non-Current
Workers' compensation, Non-Current	234	275
Restructuring actions (see Note 21), Non-Current	34
Other, Non-Current	371	507
Accrued Liabilities Non-Current, Total	11,760	15,537
Pension and postretirement benefits (see Note 18), Total	8,313	12,052
Product warranty costs, Total	3,800	3,514	3,318	3,171
Sales incentives, Total	3,636	3,031
Personnel costs, Total	1,235	1,124
Amounts due to related parties (see Note 19), Total	718	562
Income and other taxes, Total	539	362
Vehicle residual value guarantees, Total	343	238
Accrued interest, Total	301	342
Workers' compensation, Total	277	321
Restructuring actions (see Note 21), Total	56	69	150	239
Other, Total	2,372	2,440
Accrued Liabilities, Total	$ 21,590	$ 24,055